Prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets
Refundable deposits	¥ 89,958	¥ 75,092
Prepayment	37,981	43,278
VAT recoverable	29,555	13,311
Other current assets	21,893	36,436
Total	¥ 179,387	¥ 168,117